Subsequent events (Details) - EUR (€) € in Thousands	1 Months Ended					5 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2025	Jan. 09, 2026	May 20, 2021
Subsequent events
Number of shares repurchased	5,607,549	4,164,232	788,260	1,479,790	2,084,733	14,124,564
Share buy-back program
Subsequent events
Share buy-back program value								€ 1,000,000
First tranche
Subsequent events
Share buy-back program value		€ 240,485	€ 411,651	€ 448,210	€ 511,021
Number of shares repurchased	5,607,549	4,164,232	788,260	1,479,790	2,084,733	14,124,564
Amount of shares repurchased						€ 586,450
Share buyback program | Second tranche
Subsequent events
Share buy-back program value							€ 413,550